Independent Bank Corporation (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Statements of Financial Condition

	December 31,
	2023	2022
	(In thousands)
ASSETS
Cash and due from banks	$6,519	$10,502
Interest bearing deposits - time	40,000	40,000
Investment in subsidiaries	436,887	376,930
Accrued income and other assets	4,419	6,220
Total Assets	$487,825	$433,652

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$39,510	$39,433
Subordinated debentures	39,728	39,660
Accrued expenses and other liabilities	3,186	6,048
Shareholders’ equity	405,401	348,511
Total Liabilities and Shareholders’ Equity	$487,825	$433,652

Condensed Statements of Operations
CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2023	2022	2021
	(In thousands)
OPERATING INCOME
Dividends from subsidiary	$24,000	$30,000	$32,000
Interest income	1,317	199	55
Other income	96	54	33
Total Operating Income	25,413	30,253	32,088

OPERATING EXPENSES
Interest expense	5,726	4,311	3,625
Administrative and other expenses	1,134	892	787
Total Operating Expenses	6,860	5,203	4,412
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	18,553	25,050	27,676
Income tax benefit	(1,215)	(1,108)	(1,048)
Income Before Equity in Undistributed Net Income of Subsidiaries	19,768	26,158	28,724
Equity in undistributed net income of subsidiaries	39,299	37,193	34,171
Net Income	$59,067	$63,351	$62,895

Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2023	2022	2021
	(In thousands)
Net Income	$59,067	$63,351	$62,895
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax benefit	(56)	(110)	(81)
Share based compensation	91	95	95
Accretion of discount on subordinated debt and debentures	145	144	144
(Increase) decrease in accrued income and other assets	1,857	(6,012)	788
Increase (decrease) in accrued expenses and other liabilities	(2,862)	5,205	159
Equity in undistributed net income of subsidiaries	(39,299)	(37,193)	(34,171)
Total Adjustments	(40,124)	(37,871)	(33,066)
Net Cash From Operating Activities	18,943	25,480	29,829

CASH FLOW USED IN INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(80,000)	(115,000)	(160,000)
Maturity of interest bearing deposits - time	80,000	115,000	160,000
Net Cash Used In Investing Activities	—	—	—

CASH FLOW USED IN FINANCING ACTIVITIES
Dividends paid	(19,327)	(18,565)	(18,155)
Proceeds from issuance of common stock	2,208	2,124	1,913
Share based compensation withholding obligation	(650)	(620)	(691)
Repurchase of common stock	(5,157)	(4,010)	(17,269)
Net Cash Used In Financing Activities	(22,926)	(21,071)	(34,202)
Net Increase (Decrease) in Cash and Cash Equivalents	(3,983)	4,409	(4,373)
Cash and Cash Equivalents at Beginning of Year	10,502	6,093	10,466
Cash and Cash Equivalents at End of Year	$6,519	$10,502	$6,093